Share Capital (Details) - Schedule of authorized and issued share capital - DeepGreen Metals Inc. [Member] - shares	Jun. 30, 2021	Dec. 31, 2020
Share Capital (Details) - Schedule of authorized and issued share capital [Line Items]
Authorized, common shares	Unlimited, with no par value	Unlimited, with no par value
Issued and outstanding, common Shares	170,827,222	163,658,134
Authorized, class B preferred shares	Unlimited, with no par value	Unlimited, with no par value
Issued and outstanding, class B preferred shares	440,000	440,000